PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

At cost:
Buildings	164,318	169,170
Mold and tooling	98,281	101,563
Computer and electronic equipment	6,337	6,993
Machinery and equipment	253,180	263,587
Vehicles	736	1,204
Other logistic equipment	7,391	7,641
Construction in progress(i)	14,089	15,201
Property, plant and equipment, subtotal	544,332	565,359
Less: accumulated depreciation(ii)	(385,527)	(380,090)
Less: accumulated impairment(iii)	(2,987)	(3,892)
Property, plant and equipment, net(iv)	155,818	181,377

(i)	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.

(ii)	Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 were US$19.99 million, US$31.35 million and US$41.22 million, respectively.

(iii)	Impairment charges of US$114,078, US$283,210 and US$842,000 were recognized for the years ended December 31, 2024, 2023 and 2022, respectively. After management’s assessment, the estimated useful life and net residual value of impaired assets remained unchanged. The depreciation of the impaired assets is based on the revised net book value.

(iv)	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$47.92 million and US$58.58 as of December 31, 2024 and 2023, respectively.

The carrying amounts of nine vehicles pledged by Shandong Baoya in April 2024 to secure borrowings were US$46,753. The carrying amounts of buildings, molds and tooling, machines and equipment pledged by Xiangyang Yazhi to secure borrowings were US$24.06 million and US$28.58 million as of December 31, 2024 and 2023, respectively. The details of the assets pledged by Xiangyang Yazhi are disclosed in Note 17.

The carrying amounts of buildings, machines and equipment pledged by Dezhou Yarui to secure borrowings were US$1.91 million and US$2.12 million as of December 31, 2024 and 2023, respectively.

During the year ended December 31, 2024, all the machinery and equipment of Bijie Yabei that were frozen were sold to repay the loan principal and partial interests owed to Bijie Jinhaihu New District Management Committee. Therefore, no frozen assets remained as of December 31, 2024. The details are disclosed in Note 18. The carrying amount of the machinery and equipment of Bijie Yabei that were frozen was US$152,316 as of December 31, 2023.